Consolidated Statements of Comprehensive Income (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Consolidated Statements of Comprehensive Income [Abstract]
Net income attributable to common shareholders	241.1		190.7
Other comprehensive income (loss), net of tax
Unrealized losses on cash flow hedges	(10.8)	[1]	(0.5)	[1]
Hedging losses included in income	2.1	[2]	6.6	[2]
Net change in unrecognized pension and post-retirement benefit costs	(122.9)	[3]	(113.4)	[3]
Unrealized loss on available-for-sale investment	(0.3)		(0.2)
Unrealized gain (loss) on translation of self-sustaining foreign operations	24.4	[4]	(30.5)	[4]
Other comprehensive loss, net of tax	(107.5)	[5]	(138.0)	[5]
Comprehensive income attributable to common shareholders	133.6		52.7

[1]	Net of tax recovery of $7.8 million (2010 - $4.8 million tax recovery) for the year ended December 31, 2011.
[2]	Net of tax expense of $3.2 million (2010 - $4.6 million tax expense) for the year ended December 31, 2011.
[3]	Net of tax recovery of $8.4 million (2010 - $2.6 million tax recovery) for the year ended December 31, 2011.
[4]	Net of tax expense of $0.1 million (2010 - nil) for the year ended December 31, 2011.
[5]	Net of tax recovery of $12.9 million (2010 - $2.8 million tax recovery) for the year ended December 31, 2011.